Cover Page	Nov. 23, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 23, 2020
Entity Registrant Name	Hostess Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37540
Entity Tax Identification Number	47-4168492
Entity Address, Address Line One	7905 Quivira Road
Entity Address, City or Town	Lenexa,
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66215
City Area Code	816
Local Phone Number	701-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001644406
Former Address
Document Information [Line Items]
Entity Address, Address Line One	7905 Quivira
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66215
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TWNK
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for a half share of Class A Common Stock
Trading Symbol	TWNKW
Security Exchange Name	NASDAQ